LEASES (Schedule of Supplemental Balance Sheet Information Related to Operating Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Lessee, Lease, Description [Line Items]
Operating lease ROU assets	$ 32,186	$ 37,857
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	us-gaap:OtherAssets	us-gaap:OtherAssets
Operating lease liabilities, current	$ 8,240	$ 7,857
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	us-gaap:OtherLiabilitiesCurrent	us-gaap:OtherLiabilitiesCurrent
Operating lease liabilities, long-term	$ 22,293	$ 28,874
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other long-term liabilities	Other long-term liabilities
Weighted average remaining lease term (in years)	4 years 9 months 18 days	5 years 8 months 12 days
Weighted average discount rate	2.90%	2.80%